Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 315,459	$ 48,300	¥ 82,709
Short-term investments	73,022	11,191	0
Restricted cash	3,695	566	0
Accounts receivable, net	8,361	1,281	2,979
Prepayments and other current assets	19,371	2,969	18,774
Total current assets	419,908	64,353	104,462
Non-current assets:
Property, equipment and leasehold improvement, net	34,518	5,290	32,387
Intangible assets, net	2,929	449	1,701
Right-of-use assets, net	4,282	656	0
Other non-current assets	2,181	334	2,133
Total non-current assets	43,910	6,729	36,221
TOTAL ASSETS	463,818	71,082	140,683
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of RMB72.2 million and RMB74.0million as of December 31, 2019 and 2020, respectively)	78,267	11,995	72,299
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiary of RMB14.4 million and RMB16.2 million as of December 31, 2019 and 2020, respectively)	17,001	2,606	14,530
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs without recourse to the primary beneficiary of RMB66.8 million and RMB88.5 million as of December 31, 2019 and 2020, respectively)	93,288	14,297	68,935
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB2.6 million and RMB4.6 million as of December 31, 2019 and 2020, respectively)	5,809	890	2,631
Short-term loans (including short-term loans of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB39.5 million as of December 31, 2019 and 2020, respectively)	39,508	6,055	0
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB3.5 million as of December 31, 2019 and 2020, respectively)	3,709	568	0
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB32.1 million and RMB41.6 million as of December 31, 2019 and 2020, respectively)	51,047	7,823	33,729
Total current liabilities	288,629	44,234	192,124
Non-current liabilities:
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of nil and RMB0.6 million as of December 31, 2019 and 2020, respectively)	587	90	0
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2019 and 2020, respectively)	5,411	829	0
Total non-current liabilities	5,998	919	0
TOTAL LIABILITIES	294,627	45,153	192,124
COMMITMENTS AND CONTINGENCIES (NOTE 17)	0	0	0
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0	0	1,946,990
SHAREHOLDERS' (DEFICIT)/EQUITY:
Ordinary shares (US$0.0001 par value, 930,963,910 and 1,500,000,000 shares authorized as of December 31, 2019 and December 31, 2020, respectively, 285,428,430 issued and 260,000,000 outstanding as of December 31, 2019 and 941,464,520 shares issued and 924,318,450 shares outstanding as of December 31, 2020, respectively).	640	98	189
Treasury stock	(12)	(2)	(18)
Additional paid in capital	2,409,753	369,311	0
Accumulated deficit	(2,239,300)	(343,185)	(2,003,031)
Accumulated other comprehensive income/(loss)	(1,909)	(293)	4,429
TOTAL SHAREHOLDERS' (DEFICIT)/EQUITY:	169,191	25,929	(1,998,431)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT)/EQUITY	463,818	71,082	140,683
Series A Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0	0	344,876
Series B Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0	0	400,476
Series C Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0	0	485,302
Series C1 Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0	0	117,973
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0	0	92,966
Series D Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0	0	438,439
Series D1 Convertible Redeemable Preferred Shares [Member]
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	¥ 0	$ 0	¥ 66,958